GENERAL INFORMATION - Shareholders and free float (Details) - shares	Jun. 30, 2018	Mar. 29, 2016
General information
Free Float	513,454,732
Free Float (in percentage)	29.20%
Total outstanding common shares	1,756,731,135
Total percentage of common and voting shares	100.00%
Shares held by the Company or its subsidiaries ("Treasury shares")	7,603,731
Shares held by Company or its subsidiaries ("Treasury shares") (in percentage)	0.40%
L1T VIP Holdings S.a r.l. ("LetterOne")
General information
Common shares	840,625,001
Percentage of common and voting shares	47.90%
Telenor East Holding II AS ("Telenor")
General information
Common shares	256,703,840
Percentage of common and voting shares	14.60%
Stichting Administratiekantoor Mobile Telecommunications Investor Stichting
General information
Common shares	145,947,562
Percentage of common and voting shares	8.30%
Stichting Administratiekantoor Mobile Telecommunications Investor Stichting | American Depositary Shares (ADS)
General information
Transfer of shares between largest shareholders		145,947,562